Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Strategic Allocation Portfolios, Inc.
Entity Central Index Key	0000935070
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000028782
Shareholder Report [Line Items]
Fund Name	Voya Strategic Allocation Conservative Portfolio
Class Name	Class I
Trading Symbol	ISAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Allocation Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 58,219,100
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$58,219,100 # of Portfolio Holdings15 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.9%
Fixed Income	60.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	30.1%
Voya U.S. Stock Index Portfolio - Class I	18.3%
Voya Limited Maturity Bond Portfolio - Class I	10.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.3%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	3.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Schwab U.S. TIPS ETF	3.0%

C000028783
Shareholder Report [Line Items]
Fund Name	Voya Strategic Allocation Conservative Portfolio
Class Name	Class S
Trading Symbol	ISCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Allocation Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 58,219,100
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$58,219,100 # of Portfolio Holdings15 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.9%
Fixed Income	60.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	30.1%
Voya U.S. Stock Index Portfolio - Class I	18.3%
Voya Limited Maturity Bond Portfolio - Class I	10.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.3%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	3.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Schwab U.S. TIPS ETF	3.0%

C000028780
Shareholder Report [Line Items]
Fund Name	Voya Strategic Allocation Moderate Portfolio
Class Name	Class I
Trading Symbol	IIMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Allocation Moderate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 130,875,181
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$130,875,181 # of Portfolio Holdings14 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	37.9%
Equity	62.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	31.6%
Voya Intermediate Bond Fund - Class R6	24.4%
Voya Limited Maturity Bond Portfolio - Class I	7.8%
Voya Large Cap Value Portfolio - Class R6	7.0%
Voya Multi-Manager International Equity Fund - Class I	5.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	4.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%
Voya MidCap Opportunities Portfolio - Class R6	2.8%
Voya Large-Cap Growth Fund - Class R6	2.6%

C000028781
Shareholder Report [Line Items]
Fund Name	Voya Strategic Allocation Moderate Portfolio
Class Name	Class S
Trading Symbol	ISMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Allocation Moderate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 130,875,181
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$130,875,181 # of Portfolio Holdings14 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	37.9%
Equity	62.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	31.6%
Voya Intermediate Bond Fund - Class R6	24.4%
Voya Limited Maturity Bond Portfolio - Class I	7.8%
Voya Large Cap Value Portfolio - Class R6	7.0%
Voya Multi-Manager International Equity Fund - Class I	5.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	4.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%
Voya MidCap Opportunities Portfolio - Class R6	2.8%
Voya Large-Cap Growth Fund - Class R6	2.6%

C000028778
Shareholder Report [Line Items]
Fund Name	Voya Strategic Allocation Growth Portfolio
Class Name	Class I
Trading Symbol	ISAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Allocation Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 146,302,257
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$146,302,257 # of Portfolio Holdings14 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	21.3%
Equity	78.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	41.7%
Voya Intermediate Bond Fund - Class R6	12.6%
Voya Multi-Manager International Equity Fund - Class I	9.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	5.3%
Voya MidCap Opportunities Portfolio - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.8%
Voya Small Company Fund - Class R6	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.0%

C000028779
Shareholder Report [Line Items]
Fund Name	Voya Strategic Allocation Growth Portfolio
Class Name	Class S
Trading Symbol	ISGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Allocation Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 146,302,257
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$146,302,257 # of Portfolio Holdings14 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	21.3%
Equity	78.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	41.7%
Voya Intermediate Bond Fund - Class R6	12.6%
Voya Multi-Manager International Equity Fund - Class I	9.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	5.3%
Voya MidCap Opportunities Portfolio - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.8%
Voya Small Company Fund - Class R6	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.0%